Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information
Document Type	S-4/A
Entity Registrant Name	RESHAPE LIFESCIENCES INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001427570
Amendment Flag	true
Amendment Description	Amendment No. 4